Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses	$ 755,699	$ 459,184	$ 720,527
Salaries and Related Expenses [Member]
Research and Development Expenses	291,606	178,486	144,250
Stock-Based Compensation [Member]
Research and Development Expenses	230,908	12,077	22,883
Professional Fees [Member]
Research and Development Expenses	65,506	22,271	18,888
Laboratory and Materials [Member]
Research and Development Expenses	35,472	70,779	143,644
Patent Expenses [Member]
Research and Development Expenses	51,491	82,367	65,654
Rent and Maintenance [Member]
Research and Development Expenses	32,895	40,146	41,673
Liability for Minimum Royalty Expenses [Member]
Research and Development Expenses			238,000
Depreciation [Member]
Research and Development Expenses	29,643	25,650	24,083
Insurance and Other Expenses [Member]
Research and Development Expenses	$ 18,178	$ 27,408	$ 21,452